Properties And Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Properties And Equipment [Abstract]
Schedule of Properties and Equipment

	December 31,
	2017	2016
Land	$7,108	$7,098
Buildings and building improvements	85,570	79,814
Transportation equipment	47,243	33,895
Machinery and equipment	99,234	89,346
Computer software	47,840	45,079
Furniture and fixtures	74,191	71,781
Projects under development	11,882	5,579
Total properties and equipment	373,068	332,592
Less accumulated depreciation	(230,034)	(211,290)
Net properties and equipment	$143,034	$121,302